Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of balance sheet showing the following amounts relating to leases

	2020	2019
Right-of-use assets
Properties	29,938	21,518
Machinery and equipment	84	113
	30,022	21,631

	2020	2019
Lease liabilities
Current	12,742	6,845
Non-current	22,478	19,012
	35,220	25,857

Summary of carrying amounts of the Company's right-of-use assets and lease liabilities and the movements during the period

	Right-of-use
	assets –	Lease
	Properties	Liabilities
As at January 1, 2019	18,225	20,089
Additions	4,502	4,502
Lease modification (a)	(338)	(338)
Depreciation expense	(5,999)	—
Business combination	5,241	5,374
Interest expense	—	1,489
Payments of lease liabilities	—	(4,407)
Interest paid	—	(852)
As at December 31, 2019	21,631	25,857
Additions	12,391	12,391
Disposal	(253)	(244)
Lease modification (a)	2,080	2,080
Depreciation expense	(8,537)	—
Business combination	2,710	2,710
Interest expense	—	3,036
Payments of lease liabilities	—	(8,160)
Discounts on leases	—	(350)
Interest paid	—	(2,100)
As at December 31, 2020	30,022	35,220

Average annual depreciation rate 2019	23.7%
Average annual depreciation rate 2020	27.5%

(a) Refers to price adjustments that occur annually as defined in the lease agreements.